Payden Corporate Bond Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
2,300,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.342%), 6.65%, 7/15/32 (a)
(b) $ 2,282
879,750 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (a) 746
2,000,000 HERA Commercial Mortgage Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.064%), 7.29%, 2/18/38 (a)(b) 1,892
2,000,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
6.70%, 2/17/39 (a)(b) 1,975
1,876,250 Planet Fitness Master Issuer LLC 2022-1A 144A,
3.25%, 12/05/51 (a) 1,671
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
4.29%, 2/15/52 (a) 2,107
1,494,500 Zaxby's Funding LLC 2021-1A, 144A, 3.24%,
7/30/51 (a) 1,244
Total Asset Backed (Cost - $12,900)
11,917
Bank Loans(c) (1%
)
990,000 Air Canada Term Loan B 1L, (LIBOR USD
3-Month + 3.500%), 8.84%, 8/11/28  992
863,563 DirectV Financing LLC Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 10.43%, 8/02/27  859
Total Bank Loans (Cost - $1,835)
1,851
Corporate Bond (93%
)
Automotive  (4%)
675,000 American Honda Finance Corp. , 5.13%, 7/07/28  679
1,285,000 Daimler Truck Finance North America LLC
144A, 2.38%, 12/14/28 (a) 1,121
3,250,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  3,050
1,800,000 Ford Motor Credit Co. LLC , 2.90%, 2/16/28  1,551
400,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  395
1,225,000 General Motors Co. , 5.40%, 4/01/48  1,068
1,200,000 General Motors Co. , 6.75%, 4/01/46  1,225
1,700,000 Hyundai Capital America 144A, 1.80%,
10/15/25 (a) 1,560
950,000 Kia Corp. 144A, 1.75%, 10/16/26 (a)(d) 847
3,275,000 Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a) 3,050
1,150,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 920
15,466
Banking  (15%)
2,325,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) 2,106
1,800,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.132%), 2.46%,
10/22/25 (b) 1,730
1,585,000 Bank of America Corp. N, (U.S. Secured
Overnight Financing Rate + 1.220%), 2.65%,
3/11/32 (b) 1,313
1,600,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.232%), 3.46%,
3/15/25 (b) 1,575
975,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.322%), 3.56%,
4/23/27 (b) 926
Principal
or Shares Security Description
Value
(000)
2,600,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.400%),
3.09%, 1/10/37 (b) $ 2,038
1,150,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.050%),
2.28%, 11/24/27 (b) 1,024
1,550,000 BBVA Bancomer SA 144A, 1.88%, 9/18/25 (a) 1,426
830,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.280%), 3.07%, 2/24/28 (b) 766
1,350,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (a) 1,362
1,175,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 3.180%), 6.72%, 1/18/29 (b) 1,197
1,250,000 Federation des Caisses Desjardins du Quebec
144A, 5.70%, 3/14/28 (a) 1,258
1,300,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (b) 1,039
2,750,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.264%), 2.65%,
10/21/32 (b) 2,234
1,650,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 1,391
305,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (a)(b) 235
915,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 2.460%), 3.11%,
4/22/41 (b) 696
910,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.440%), 3.11%, 4/22/51 (b) 642
4,000,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.845%), 5.35%, 6/01/34 (b) 4,030
1,025,000 KeyBank N.A. , 5.00%, 1/26/33  927
1,225,000 Lloyds Banking Group PLC , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.480%), 5.99%, 8/07/27 (b) 1,225
1,275,000 Mizuho Financial Group Inc. , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.650%), 5.78%, 7/06/29 (b) 1,281
1,300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.858%), 1.51%, 7/20/27 (b) 1,156
910,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.990%), 2.19%, 4/28/26 (b) 857
2,000,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 1,937
830,000 Morgan Stanley , 5.00%, 11/24/25  820
1,425,000 Morgan Stanley , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.430%),
5.95%, 1/19/38 (b) 1,418
2,400,000 National Australia Bank Ltd. 144A, 2.99%,
5/21/31 (a) 1,919
875,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.100%), 6.02%, 3/02/34 (b)(d) 884
970,000 Old National Bancorp , 5.88%, 9/29/26  954
1,150,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 2.140%), 6.04%,
10/28/33 (b) 1,183
1,800,000 Royal Bank of Canada , 5.00%, 2/01/33  1,769
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  413
2,100,000 Sumitomo Mitsui Financial Group Inc. , 5.46%,
1/13/26  2,098

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,440,000 U.S. Bancorp , (U.S. Secured Overnight Financing
Rate + 1.230%), 4.65%, 2/01/29 (b) $ 1,383
1,000,000 Wachovia Corp. , 5.50%, 8/01/35  981
1,000,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 3.35%, 3/02/33 (b) 857
2,600,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 3.53%, 3/24/28 (b) 2,432
1,125,000 Wells Fargo & Co. , (3 mo. Term Secured
Overnight Financing Rate + 4.502%), 5.01%,
4/04/51 (b) 1,051
675,000 Westpac New Zealand Ltd. 144A, 4.90%,
2/15/28 (a) 663
53,196
Basic Industry  (5%)
1,425,000 AerCap Ireland Capital DAC/ AerCap Global
Aviation Trust , 1.65%, 10/29/24  1,347
525,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 516
2,525,000 Boeing Co. , 5.71%, 5/01/40  2,526
1,250,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (a) 1,192
1,980,000 Freeport-McMoRan Inc. , 5.00%, 9/01/27  1,931
2,000,000 Lockheed Martin Corp. , 3.90%, 6/15/32  1,875
2,225,000 MEGlobal BV 144A, 2.63%, 4/28/28 (a) 1,958
785,000 Nature Conservancy A, 3.96%, 3/01/52  654
1,470,000 Norfolk Southern Corp. , 5.35%, 8/01/54  1,461
1,450,000 Northrop Grumman Corp. , 4.95%, 3/15/53  1,396
825,000 Regal Rexnord Corp. 144A, 6.05%, 4/15/28 (a) 821
825,000 Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (a) 824
600,000 RTX Corp. , 4.63%, 11/16/48  543
1,050,000 Union Pacific Corp. , 4.95%, 5/15/53  1,044
18,088
Consumer Goods  (3%)
1,360,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (a) 1,186
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00%,
11/15/39  936
904,000 Anheuser-Busch InBev Worldwide Inc. , 8.20%,
1/15/39  1,173
1,320,000 Coca-Cola Co. , 2.60%, 6/01/50  908
750,000 Conagra Brands Inc. , 5.30%, 10/01/26  747
1,150,000 JDE Peet's NV 144A, 1.38%, 1/15/27 (a) 1,003
1,280,000 Kraft Heinz Foods Co. , 4.38%, 6/01/46  1,086
2,165,000 Land O' Lakes Inc. 144A, 7.00% (a)(e) 1,790
1,850,000 NIKE Inc. , 3.38%, 3/27/50 (d) 1,473
10,302
Energy  (7%)
600,000 Baytex Energy Corp. 144A, 8.50%, 4/30/30 (a) 609
1,745,000 Canadian Natural Resources Ltd. , 6.25%,
3/15/38  1,790
445,000 Cenovus Energy Inc. , 6.75%, 11/15/39  469
1,350,000 Civitas Resources Inc. 144A, 8.38%, 7/01/28 (a) 1,390
630,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 621
1,800,000 Earthstone Energy Holdings LLC 144A, 8.00%,
4/15/27 (a) 1,783
1,200,000 Enbridge Energy Partners LP , 7.38%, 10/15/45  1,390
1,200,000 Energy Transfer LP , 5.40%, 10/01/47  1,063
2,500,000 Energy Transfer LP , 5.50%, 6/01/27  2,500
900,000 Energy Transfer LP , 5.75%, 2/15/33  912
1,075,000 EQT Corp. , 5.70%, 4/01/28  1,076
Principal
or Shares Security Description
Value
(000)
950,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88%, 4/15/30  $ 949
1,000,000 Hess Corp. , 7.30%, 8/15/31  1,102
750,000 Kinder Morgan Energy Partners LP , 6.55%,
9/15/40  764
950,000 MPLX LP , 5.65%, 3/01/53  891
900,000 Ovintiv Inc. , 5.65%, 5/15/28  895
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A,
4.13%, 2/15/28 (a) 388
1,425,000 TransCanada PipeLines Ltd. , 6.20%, 3/09/26  1,427
825,000 Venture Global Calcasieu Pass LLC 144A,
6.25%, 1/15/30 (a) 807
575,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 534
1,175,000 Western Midstream Operating LP , 6.15%,
4/01/33  1,193
1,550,000 Williams Cos. Inc. , 3.75%, 6/15/27  1,471
2,200,000 Williams Cos. Inc. , 8.75%, 3/15/32  2,602
26,626
Financial Services  (14%)
410,000 Aircastle Ltd. , 4.13%, 5/01/24  403
1,795,000 Ally Financial Inc. , 3.88%, 5/21/24  1,759
1,851,000 American Express Co. , 8.15%, 3/19/38  2,280
1,690,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 1,273
1,950,000 Ares Capital Corp. , 3.25%, 7/15/25  1,820
1,300,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 1,256
1,100,000 Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (a) 1,067
2,400,000 Banco Santander SA , 2.75%, 12/03/30  1,889
875,000 Bank of New York Mellon Corp. , (U.S. Secured
Overnight Financing Rate + 1.169%), 4.54%,
2/01/29 (b) 854
2,075,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,961
605,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  533
2,205,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  2,060
1,350,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.290%), 2.64%,
3/03/26 (b) 1,270
915,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.080%), 5.47%,
2/01/29 (b) 891
2,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 2.107%), 2.57%, 6/03/31 (b) 1,921
1,430,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 1,195
2,500,000 Citigroup Inc. , 4.45%, 9/29/27  2,406
3,775,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 3,572
2,850,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 3.350%), 7.39%, 11/03/28 (b) 3,013
1,820,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  1,708
1,975,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.990%), 4.85%, 7/25/28 (b) 1,949
1,155,000 Low Income Investment Fund 2019, 3.71%,
7/01/29  1,034
1,600,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 1.069%), 1.34%,
1/12/27 (a)(b) 1,433
620,000 Mastercard Inc. , 3.85%, 3/26/50  530
1,025,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 1.93%, 4/28/32 (b) 802

Principal
or Shares Security Description
Value
(000)
2,020,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.00%, 10/15/27  $ 1,773
1,375,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.009%), 3.75%,
6/09/25 (b) 1,347
2,000,000 National Securities Clearing Corp. 144A, 5.10%,
11/21/27 (a) 2,009
1,300,000 PayPal Holdings Inc. , 3.25%, 6/01/50 (d) 939
750,000 State Street Corp. , (U.S. Secured Overnight
Financing Rate + 1.567%), 4.82%, 1/26/34 (b) 722
1,125,000 Synchrony Financial , 7.25%, 2/02/33  1,056
1,250,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.852%), 5.12%, 1/26/34 (b) 1,195
2,200,000 Westpac Banking Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750%), 2.67%, 11/15/35 (b) 1,697
49,617
Healthcare  (9%)
1,230,000 AbbVie Inc. , 2.95%, 11/21/26  1,154
1,350,000 AbbVie Inc. , 4.85%, 6/15/44  1,254
3,120,000 Amgen Inc. , 3.15%, 2/21/40  2,370
1,500,000 Amgen Inc. , 5.60%, 3/02/43  1,493
2,000,000 Baxter International Inc. , 2.27%, 12/01/28  1,725
700,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 665
1,625,000 Bristol-Myers Squibb Co. , 4.25%, 10/26/49  1,413
895,000 Cigna Group , 4.90%, 12/15/48  827
1,250,000 Cigna Group , 5.69%, 3/15/26  1,251
1,850,000 CVS Health Corp. , 5.30%, 12/05/43  1,759
740,000 Dignity Health , 4.50%, 11/01/42  641
975,000 Elevance Health Inc. , 5.13%, 2/15/53  940
950,000 Eli Lilly & Co. , 4.88%, 2/27/53  962
1,825,000 GE HealthCare Technologies Inc. , 5.65%,
11/15/27  1,861
965,000 Gilead Sciences Inc. , 2.80%, 10/01/50  645
1,180,000 HCA Inc. , 5.90%, 6/01/53  1,161
750,000 Humana Inc. , 5.50%, 3/15/53  742
550,000 Jazz Securities DAC 144A, 4.38%, 1/15/29 (a) 490
1,300,000 Merck & Co. Inc. , 2.35%, 6/24/40  926
145,000 Northwell Healthcare Inc. , 6.15%, 11/01/43  147
955,000 PeaceHealth Obligated Group 2020, 1.38%,
11/15/25  864
1,200,000 Perrigo Finance Unlimited Co. , 4.65%, 6/15/30  1,076
1,475,000 Pfizer Investment Enterprises Pte Ltd. , 4.65%,
5/19/30  1,461
1,620,000 Royalty Pharma PLC , 2.20%, 9/02/30  1,305
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10%, 10/01/46  276
1,825,000 Teva Pharmaceutical Finance Netherlands III BV ,
5.13%, 5/09/29 (d) 1,674
516,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  514
970,000 UnitedHealth Group Inc. , 5.88%, 2/15/53  1,068
1,820,000 Viatris Inc. , 4.00%, 6/22/50  1,231
31,895
Household Products  (1%)
850,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 6.63%,
7/15/30 (a)(d) 858
975,000 Haleon U.S. Capital LLC , 3.38%, 3/24/27  918
1,300,000 Haleon U.S. Capital LLC , 3.63%, 3/24/32  1,165
Principal
or Shares Security Description
Value
(000)
1,250,000 Kenvue Inc. 144A, 5.35%, 3/22/26 (a) $ 1,260
4,201
Insurance  (4%)
1,400,000 First American Financial Corp. , 2.40%, 8/15/31  1,067
2,115,000 Jackson National Life Global Funding 144A,
2.65%, 6/21/24 (a) 2,051
975,000 MetLife Inc. , 5.38%, 7/15/33  986
725,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (a) 613
1,731,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 2,200
1,265,000 New York Life Insurance Co. 144A, 5.88%,
5/15/33 (a) 1,309
500,000 New York Life Insurance Co. 144A, 6.75%,
11/15/39 (a) 562
1,500,000 Nippon Life Insurance Co. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.600%), 2.90%, 9/16/51 (a)(b) 1,230
1,700,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 1,505
450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 580
550,000 Teachers Insurance & Annuity Association of
America 144A, 4.90%, 9/15/44 (a) 501
2,000,000 Teachers Insurance & Annuity Association of
America 144A, 6.85%, 12/16/39 (a) 2,224
14,828
Leisure  (1%)
1,150,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,031
865,000 Hyatt Hotels Corp. , 5.75%, 1/30/27  869
500,000 Mattel Inc. 144A, 3.38%, 4/01/26 (a) 466
1,875,000 Warnermedia Holdings Inc. , 4.28%, 3/15/32  1,664
1,355,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  1,102
5,132
Media  (3%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50%,
6/01/41  1,229
1,025,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (a) 990
1,860,000 Comcast Corp. , 2.89%, 11/01/51  1,239
900,000 Comcast Corp. , 5.35%, 5/15/53  904
766,000 Comcast Corp. , 6.50%, 11/15/35  859
1,760,000 Fox Corp. , 5.58%, 1/25/49  1,615
575,000 Gray Escrow II Inc. 144A, 5.38%, 11/15/31 (a) 402
1,365,000 Paramount Global , 5.85%, 9/01/43  1,145
1,450,000 Time Warner Cable LLC , 6.75%, 6/15/39  1,399
2,000,000 Walt Disney Co. , 2.75%, 9/01/49  1,322
11,104
Real Estate  (3%)
1,885,000 American Tower Corp. , 5.50%, 3/15/28  1,895
70,000 Healthpeak OP LLC , 3.40%, 2/01/25  68
1,575,000 Healthpeak OP LLC , 5.25%, 12/15/32  1,551
1,700,000 Invitation Homes Operating Partnership LP ,
5.45%, 8/15/30  1,681
800,000 NNN REIT Inc. , 3.90%, 6/15/24  784
1,050,000 Physicians Realty LP , 2.63%, 11/01/31  819
1,200,000 Simon Property Group LP , 6.75%, 2/01/40  1,306
1,750,000 Starwood Property Trust Inc. 144A, 3.75%,
12/31/24 (a) 1,673

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
360,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  $ 353
770,000 WEA Finance LLC 144A, 4.13%, 9/20/28 (a) 663
980,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 664
11,457
Retail  (3%)
1,300,000 AutoZone Inc. , 4.75%, 2/01/33  1,245
1,250,000 Dick's Sporting Goods Inc. , 3.15%, 1/15/32  1,017
2,000,000 Home Depot Inc. , 4.50%, 12/06/48  1,842
1,325,000 Lowe's Cos. Inc. , 5.13%, 4/15/50  1,250
600,000 Newell Brands Inc. , 6.38%, 9/15/27 (d) 592
1,425,000 Nordstrom Inc. , 4.25%, 8/01/31  1,125
1,775,000 Target Corp. , 4.50%, 9/15/32  1,730
1,400,000 Walmart Inc. , 4.50%, 9/09/52  1,351
1,355,000 Walmart Inc. , 4.50%, 4/15/53  1,308
11,460
Service  (2%)
2,185,000 American University 2019, 3.67%, 4/01/49  1,717
1,850,000 California Institute of Technology , 3.65%,
9/01/ 21 19  1,240
1,150,000 Ford Foundation 2020, 2.82%, 6/01/70  714
1,540,000 Georgetown University B, 4.32%, 4/01/49  1,353
1,180,000 President and Fellows of Harvard College ,
2.52%, 10/15/50  779
5,803
Technology  (6%)
1,305,000 Apple Inc. , 2.65%, 5/11/50  899
1,200,000 Apple Inc. , 3.95%, 8/08/52  1,053
2,150,000 Apple Inc. , 4.00%, 5/10/28  2,113
515,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 395
1,774,000 Broadcom Inc. 144A, 4.93%, 5/15/37 (a) 1,613
1,400,000 Dell International LLC/EMC Corp. , 4.90%,
10/01/26  1,386
207,000 Dell International LLC/EMC Corp. , 8.35%,
7/15/46  260
1,075,000 Fidelity National Information Services Inc. ,
4.50%, 7/15/25  1,055
1,500,000 Hewlett Packard Enterprise Co. , 6.10%, 4/01/26  1,504
2,800,000 Microsoft Corp. , 2.53%, 6/01/50  1,910
1,493,000 Oracle Corp. , 4.13%, 5/15/45  1,176
2,000,000 Oracle Corp. , 6.50%, 4/15/38  2,130
1,345,000 QUALCOMM Inc. , 4.50%, 5/20/52  1,213
2,100,000 Skyworks Solutions Inc. , 3.00%, 6/01/31  1,743
1,325,000 Take-Two Interactive Software Inc. , 4.00%,
4/14/32  1,211
1,435,000 VMware Inc. , 2.20%, 8/15/31  1,125
1,725,000 Workday Inc. , 3.80%, 4/01/32  1,550
22,336
Telecommunications  (7%)
1,575,000 Alphabet Inc. , 2.05%, 8/15/50  972
1,750,000 Amazon.com Inc. , 3.10%, 5/12/51  1,282
1,859,000 AT&T Inc. , 3.50%, 9/15/53  1,262
3,800,000 AT&T Inc. , 3.65%, 9/15/59  2,545
1,760,000 British Telecommunications PLC 144A, 4.25%,
11/08/49 (a) 1,300
1,100,000 Cogent Communications Group Inc. 144A,
3.50%, 5/01/26 (a) 1,021
1,500,000 Deutsche Telekom International Finance BV ,
8.75%, 6/15/30  1,776
1,800,000 Juniper Networks Inc. , 2.00%, 12/10/30  1,396
Principal
or Shares Security Description
Value
(000)
1,325,000 NBN Co. Ltd. 144A, 1.63%, 1/08/27 (a) $ 1,174
1,375,000 NTT Finance Corp. 144A, 4.37%, 7/27/27 (a) 1,341
1,475,000 Orange SA , 9.00%, 3/01/31  1,801
1,450,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 1,235
1,100,000 TELUS Corp. , 4.60%, 11/16/48  938
2,025,000 T-Mobile USA Inc. , 3.38%, 4/15/29  1,824
1,775,000 T-Mobile USA Inc. , 5.65%, 1/15/53  1,785
3,467,000 Verizon Communications Inc. , 2.36%, 3/15/32  2,770
24,422
Transportation  (1%)
1,297,793 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  1,134
1,243,369 American Airlines Pass-Through Trust 2019-1,
A, 3.50%, 2/15/32  1,029
2,163
Utility  (5%)
1,050,000 Basin Electric Power Cooperative 144A, 4.75%,
4/26/47 (a) 883
244,000 Berkshire Hathaway Energy Co. , 6.13%, 4/01/36  257
800,000 Boston Gas Co. 144A, 6.12%, 7/20/53 (a) 811
2,250,000 Duke Energy Florida LLC , 5.95%, 11/15/52  2,431
775,000 Eversource Energy , 4.20%, 6/27/24  765
1,825,000 Indiana Michigan Power Co. , 5.63%, 4/01/53  1,894
660,000 KeySpan Gas East Corp. 144A, 5.82%,
4/01/41 (a) 635
1,780,000 National Fuel Gas Co. , 5.50%, 1/15/26  1,759
950,000 NextEra Energy Capital Holdings Inc. , 5.00%,
2/28/30  945
1,000,000 NiSource Inc. , 5.65%, 2/01/45  995
900,000 Northern States Power Co. , 5.10%, 5/15/53  882
815,000 PECO Energy Co. , 4.90%, 6/15/33  812
675,000 Public Service Electric and Gas Co. , 5.13%,
3/15/53  685
295,695 Solar Star Funding LLC 144A, 3.95%,
6/30/35 (a) 264
1,755,000 Southern California Edison Co. , (Secured
Overnight Financing Rate + 0.830%), 6.09%,
4/01/24 (b)(d) 1,755
1,300,000 Tampa Electric Co. , 3.88%, 7/12/24  1,279
1,575,000 TransAlta Corp. , 7.75%, 11/15/29  1,636
585,000 Tucson Electric Power Co. , 5.50%, 4/15/53  578
19,266
Total Corporate Bond (Cost - $374,299)
337,362
Foreign Government (0%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a)
(Cost - $1,883) 1,647
Mortgage Backed (1%
)
2,000,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.064%),
7.29%, 2/15/38 (a)(b) 1,661
1,995,037 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.477%), 6.70%,
5/15/36 (a)(b) 1,981
Total Mortgage Backed (Cost - $4,001)
3,642
Municipal (0%
)
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43
(Cost - $1,050) 1,005
Investment Company (4%
)
7,183,687 Payden Cash Reserves Money Market Fund* 7,184

Principal
or Shares Security Description
Value
(000)
589,623 Payden Emerging Market Corporate Bond Fund* $ 4,988
Total Investment Company (Cost - $12,184)
12,172
Total Investments (Cost - $408,152) (102%)
369,596
Liabilities in excess of Other Assets (-2%)
(5,634)
Net Assets (100%) $ 363,962
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
(d) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $5,571 and the total market value of the collateral held by the Fund is $5,782. Amounts in 000s.
(e) Perpetual security with no stated maturity date.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 63 Sep-23 $ 7,840 $ (174) $ (174)
U.S. Treasury 10-Year Note Future 55 Sep-23 6,127 (165) (165)
U.S. Treasury 2-Year Note Future 46 Sep-23 9,339 (101) (101)
U.S. Treasury 5-Year Note Future 76 Sep-23 8,118 (164) (164)
a a
(604)
Short Contracts:
U.S. 10-Year Ultra Future 74 Sep-23 (8,657) 135 135
U.S. Ultra Bond Future 1 Sep-23 (132) 3 3
a a

Total Futures
$(466)